Restricted Net Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Net Assets [Line Items]
Minimum percentage of after-tax income to reserve fund before payment of dividends, required by local government	10.00%
Restricted net assets	$ 474,595	$ 261,895
Paid in capital and statutory reserves [Member] | VIEs and VIEs' Subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	246,880	89,243
Paid in capital and statutory reserves [Member] | PRC subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 227,715	$ 172,652